The Alger Portfolios

100 Pearl Street, 27th Floor

New York, New York 10004

August 8, 2023

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E. Washington, D.C. 20549

Re:	The Alger Portfolios
(File Nos. 333-272370)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (“1933 Act”), the undersigned certifies on behalf of The Alger Portfolios (the “Trust”) that Registration Statement on Form N-14 relating to the Trust that would have been filed under Rule 497(c) of the 1933 Act does not differ from the one contained in Post-Effective Amendment No. 1 to the Trust’s Registration Statement on Form N-14, which was filed electronically with the Securities and Exchange Commission on August 1, 2023.

Should members of the Staff have any questions or comments, they should call me at (212) 806-8838 or email tpayne@alger.com.

Very truly yours,

/s/ Tina Payne
Tina Payne